Long-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments [Abstract]
Summary of combined financial information for the investee companies

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	156,369,105	580,989,751	79,595,270
Financial investments	5,313,961,988	4,408,605,503	603,976,478
Prepaid expenses and other current assets, net	466,272,257	656,666,733	89,962,974
Long-term investments	527,245,707	667,927,748	91,505,726
Other non-current assets	1,560,057,412	3,019,189,760	413,627,301
Total assets	8,023,906,469	9,333,379,495	1,278,667,749
Liabilities:
Accrued expenses and other current liabilities	4,406,921,935	5,232,335,603	716,827,039
Long-term borrowings	1,014,200,000	1,501,000,000	205,636,157
Other non-current liabilities	1,258,733	2,143,675	293,682
Total liabilities	5,422,380,668	6,735,479,278	922,756,878

	Year ended
	December 31,	Year ended December 31,
	2023	2024	2024
	RMB	RMB	US$
Net revenues	383,611,655	326,706,200	44,758,566
Net income	193,845,592	120,087,725	16,451,951